Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 50% - Class A
Expense Example:
1 year	$ 663
3 years	851
5 years	1,055
10 years	1,641
Fidelity Advisor Asset Manager 50% - Class C
Expense Example:
1 year	270
3 years	526
5 years	907
10 years	1,777
Fidelity Advisor Asset Manager 50% - Class M
Expense Example:
1 year	464
3 years	706
5 years	966
10 years	1,710
Fidelity Advisor Asset Manager 50% - Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor Asset Manager 50% - Class Z
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	$ 689